Note 5 - Stockholders' Equity- Stock Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Outstanding, number of shares (in shares)	962,300
Outstanding, weighted average exercise price (in dollars per share)	$ 3.18
Outstanding, weighted average remaining contractual term (Year)	9 years 2 months 12 days	9 years 3 months 18 days
Outstanding, aggregate intrinsic value	$ 0	$ 499,660
Granted, number of shares (in shares)	1,096,500
Granted, weighted average exercise price (in dollars per share)	$ 0.76
Exercised, number of shares (in shares)	0
Exercised, weighted average exercise price (in dollars per share)	$ 0
Forfeited or expired, number of shares (in shares)	0
Outstanding, number of shares (in shares)	2,058,800	962,300
Outstanding, weighted average exercise price (in dollars per share)	$ 1.89	$ 3.18
Exercisable, number of shares (in shares)	588,089
Exercisable, weighted average exercise price (in dollars per share)	$ 3.12
Exercisable, weighted average remaining contractual term (Year)	8 years 3 months 18 days
Exercisable, aggregate intrinsic value	$ 0